Accounts payable for business combination - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts payable for business combination
Schedule of maturities of accounts payable for business combination
	As of December 31, 2020
Maturity of installments	Total	%
2021	17,132	35,7

2022	13,811	28,7
2023	17,112	35,6
Total non-current liabilities	30,923	64,3

	48,055	100,0
	As of December 31, 2019
Maturity of installments	Total	%
2020	1,772	16,2

2021	1,030	9,4
2022	3,090	28,2
2023	5,049	46,2
Total non-current liabilities	9,169	83,8

	10,941	100,0

Schedule of changes in accounts payable for business combination
	December 31, 2020	December 31, 2019
Opening balance	10,941	10,708
Additions	58,857	-
Payment	(26,389)	-
Interest adjustment	1,568	52
Others	3,078	181
Closing balance	48,055	10,941

Vasta Platform (Successor)
Accounts payable for business combination
Schedule of maturities of accounts payable for business combination
	As of December 31, 2019
Maturity of installments	Total	%
2020	1,772	16.2
2021	1,030	9.4
2022	3,090	28.2
2023 onwards	5,049	46.2
Total non-current liabilities	9,169	83.8
	10,941	100.0

Schedule of changes in accounts payable for business combination
	As of December 31, 2019	As of December 31, 2018
Opening balance	10,708	10,589
Interest adjustment	233	119
Closing balance	10,941	10,708